Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer of the Company

Schedule of Related Parties	(b) Due to related parties
	As of September 30,
Name	2025	2024
Mr. Gang Lai	$446,460	$6,900,499
Ms. Lin Yang	85	85
Total due to related parties	$446,545	$6,900,584